Securitizations and Variable Interest Entities, Retained Interests from Unconsolidated VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / loan	Dec. 31, 2018 USD ($) $ / loan
Commercial mortgage servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 1,900	$ 2,300
Securitizations and Variable Interest Entities Textual [Abstract]
Percentage of adverse change in interest rate	25.00%	25.00%
Decrease in fair value from 25% adverse change in interest rate	$ 205	$ 320
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 11,517	$ 14,649
Expected weighted-average life (in years)	5 years 3 months 18 days	6 years 6 months
Key economic assumptions:
Prepayment speed assumption	11.90%	9.90%
Decrease in fair value from:
10% adverse change	$ 537	$ 530
25% adverse change	$ 1,261	$ 1,301
Discount rate assumption	7.20%	8.10%
Decrease in fair value from:
100 basis point increase	$ 464	$ 615
200 basis point increase	$ 889	$ 1,176
Cost to service assumption ($ per loan) | $ / loan	102	106
Decrease in fair value from:
10% adverse change	$ 253	$ 316
25% adverse change	632	787
Interest-only strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 2	$ 16
Expected weighted-average life (in years)	3 years 1 month 6 days	3 years 7 months 6 days
Key economic assumptions:
Prepayment speed assumption	19.50%	17.70%
Decrease in fair value from:
10% adverse change	$ 0	$ 1
25% adverse change	$ 0	$ 1
Discount rate assumption	12.80%	14.50%
Decrease in fair value from:
100 basis point increase	$ 0	$ 0
200 basis point increase	0	1
Subordinated bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 909	$ 668
Expected weighted-average life (in years)	7 years 3 months 18 days	7 years
Decrease in fair value from:
Discount rate assumption	4.00%	4.30%
Decrease in fair value from:
100 basis point increase	$ 53	$ 37
200 basis point increase	$ 103	$ 72
Decrease in fair value from:
Credit loss assumption	3.10%	5.10%
Decrease in fair value from:
10% higher losses	$ 1	$ 2
25% higher losses	4	5
Senior bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 352	$ 309
Expected weighted-average life (in years)	5 years 6 months	5 years 8 months 12 days
Decrease in fair value from:
Discount rate assumption	2.90%	3.70%
Decrease in fair value from:
100 basis point increase	$ 16	$ 14
200 basis point increase	$ 32	$ 28
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	$ 0	$ 0